Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Schedule of Allowance for Expected Credit Losses [Abstract]
Allowance for expected credit losses, beginning balance	$ 2,333,229	$ 18,154,619	$ 17,515,679
Addition	530,165	4,125,159	638,940
Reversal	2,299,580	17,892,799
Allowance for expected credit losses, ending balance	$ 563,814	$ 4,386,979	$ 18,154,619